Average Annual Total Returns - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio	Nov. 08, 2023
VIP Floating Rate High Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(0.52%)
Past 5 years	3.17%
Since Inception	3.17%	[1]
SP026
Average Annual Return:
Past 1 year	(0.77%)
Past 5 years	3.43%
Since Inception	3.70%	[1]

[1]	AFrom April 9, 2014.